Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2011
Property, Equipment and Software
Summary of property, equipment and software
	December 31,	December 31,
	2010	2011
	RMB	RMB
Building	477,402	479,344
Leasehold improvements	73,408	80,615
Furniture, fixtures and office equipment	38,170	45,477
Vehicles	4,109	7,167
Servers and computers	483,618	643,033
Software	41,275	44,405
Construction in progress	144	118,581
	1,118,126	1,418,622
Less: Accumulated depreciation	(362,348)	(570,153)
Net book value	755,778	848,469